Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cost:
Cost beginning balance	$ 5,802,735	$ 13,340,591
Additions	95,000,000	1,045,477
Additions – internally developed	237,539	166,667
Contract termination		(8,750,000)
Transfers
Cost ending balance	101,023,400	5,802,735
Amortization:
Amortization beginning balance	4,617,962	5,737,436
Charge for the period	2,358,634	2,576,922
Contract termination		(3,696,396)
Amortization ending balance	6,976,596	4,617,962
Net carrying amount:
Net carrying amount	94,046,804	1,184,773
Cost:
Write-off	(16,874)
Brand [Member]
Cost:
Cost beginning balance
Additions	76,000,000
Additions – internally developed
Contract termination
Transfers
Cost ending balance	76,000,000
Amortization:
Amortization beginning balance
Charge for the period
Contract termination
Amortization ending balance
Net carrying amount:
Net carrying amount	76,000,000
Cost:
Write-off
Subscribers Relationship [Member]
Cost:
Cost beginning balance
Additions	19,000,000
Additions – internally developed
Contract termination
Transfers
Cost ending balance	19,000,000
Amortization:
Amortization beginning balance
Charge for the period	1,578,996
Contract termination
Amortization ending balance	1,578,996
Net carrying amount:
Net carrying amount	17,421,004
Cost:
Write-off
Application development [Member]
Cost:
Cost beginning balance	3,852,177	3,685,510
Additions
Additions – internally developed	237,539	166,667
Contract termination
Transfers
Cost ending balance	4,089,716	3,852,177
Amortization:
Amortization beginning balance	3,394,473	2,632,912
Charge for the period	334,699	761,561
Contract termination
Amortization ending balance	3,729,172	3,394,473
Net carrying amount:
Net carrying amount	360,544	457,704
Cost:
Write-off
Originals and Sessions [Member]
Cost:
Cost beginning balance	530,502	520,052
Additions
Additions – internally developed
Contract termination
Transfers	3,171	10,450
Cost ending balance	533,673	530,502
Amortization:
Amortization beginning balance	489,345	433,818
Charge for the period	9,556	55,527
Contract termination
Amortization ending balance	498,901	489,345
Net carrying amount:
Net carrying amount	34,772	41,157
Cost:
Write-off
Other intangibles [Member]
Cost:
Cost beginning balance	1,295,033	9,014,531
Additions		1,030,502
Additions – internally developed
Contract termination		(8,750,000)
Transfers
Cost ending balance	1,295,033	1,295,033
Amortization:
Amortization beginning balance	734,144	2,670,706
Charge for the period	435,383	1,759,834
Contract termination		(3,696,396)
Amortization ending balance	1,169,527	734,144
Net carrying amount:
Net carrying amount	125,506	560,889
Cost:
Write-off
Work in Progress [Member]
Cost:
Cost beginning balance	125,023	120,498
Additions		14,975
Additions – internally developed
Contract termination
Transfers	(3,171)	(10,450)
Cost ending balance	104,978	125,023
Amortization:
Amortization beginning balance
Charge for the period
Contract termination
Amortization ending balance
Net carrying amount:
Net carrying amount	104,978	$ 125,023
Cost:
Write-off	$ (16,874)